Provisions - Additional Information (Detail) - BRL (R$)	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		R$ 75,272,000
Progressive rate percentage		27.50%
Amortization Of Goodwill [Member] | Brazilian Federal Revenue Service [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		R$ 51,968,000
Tax Foreclosure [Member] | Public Treasury Of The Muncipality Of The Campinas [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		200
Underpayment Of Tax On Digital Certificate Issuance [Member] | Muncipality Of Sao Paulo [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		5,971,000
Law Suit Stock Option Plan Commercial Nature [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		14,739,000
Labour Contringencies [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		R$ 1,784,000
Guarantee Insurance [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities			R$ 7,121,000
Boa Vista Servicos S A [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	R$ 87,218,000		86,516,000
Progressive rate percentage	27.50%
Boa Vista Servicos S A [member] | Amortization Of Goodwill [Member] | Brazilian Federal Revenue Service [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	R$ 50,500,000		48,358,000
Boa Vista Servicos S A [member] | Amortization Of Goodwill [Member] | Brazilian Federal Revenue Service [Member] | Transferred in the Acquisition of Equifax do Brasil Ltda [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	25,212,000
Boa Vista Servicos S A [member] | Amortization Of Goodwill [Member] | Brazilian Federal Revenue Service [Member] | Capital Increase PaidUp By Associao Comercial De So Paulo [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	16,249,000
Boa Vista Servicos S A [member] | Tax Foreclosure [Member] | Public Treasury Of The Muncipality Of The Campinas [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	219,000		200,000
Boa Vista Servicos S A [member] | Underpayment Of Tax On Digital Certificate Issuance [Member] | Muncipality Of Sao Paulo [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	5,729,000		5,356,000
Boa Vista Servicos S A [member] | Law Suit Stock Option Plan Commercial Nature [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	14,171,000		13,318,000
Boa Vista Servicos S A [member] | Labour Contringencies [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	1,578,000		4,872,000
Boa Vista Servicos S A [member] | PIS And COFIN Credits [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	R$ 13,187,000		R$ 12,410,000